Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41313
Entity Registrant Name	Brookfield Business Corporation
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	250 Vesey Street, 15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001871130
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Exchangeable Subordinate Voting Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	72,954,446
Class B Multiple Voting Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1
Class C Non-Voting Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	25,934,120
New York Stock Exchange
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Exchangeable Subordinate Voting Shares
Trading Symbol	BBUC
Security Exchange Name	NYSE
Business contact
Entity Addresses [Line Items]
Contact Personnel Name	A.J. Silber
Entity Address, Address Line One	250 Vesey Street, 15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
City Area Code	(212)
Local Phone Number	417-7000